Financial Risk Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Cumulative translation adjustment	$ (131.3)	$ 34.8
Investments (Note 6)	325.5	254.5
Foreign Exchange Risk
Financial Risk Management
Cumulative translation adjustment	$ (131.3)	$ 34.8
Interest Rate Risk
Financial Risk Management
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Interest rate sensitivities increase effect on net income	$ 6.2	$ 4.6
Interest rate sensitivities decrease effect on net income	(5.5)	(4.3)
Interest rate sensitivities increase effect on equity	6.2	4.6
Interest rate sensitivities decrease effect on equity	(5.5)	(4.3)
Liquidity Risk
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 1,451.3	1,421.9
Term of financial liabilities	1 year
Capital Risk Management
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 1,451.3	1,421.9
Investments (Note 6)	325.5	254.5
Liquid securities	316.8	241.8
Capital Risk Management | Labrador Iron Ore Royalty Corporation
Financial Risk Management
Liquid securities	127.3	152.7
Capital Risk Management | Credit Facility
Financial Risk Management
Undrawn borrowing facilities	$ 1,000.0	$ 1,000.0